LEASES (Details)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) ft²	Jun. 30, 2022 CAD ($) ft²	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) ft²	Dec. 31, 2021 CAD ($) ft²	Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease cost, including related operating cost	$ 83,000	$ 84,000	$ 165,000		$ 166,000	$ 327,000		$ 301,000
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets		Other assets			Other assets
Right-of-use asset	$ 41,700		$ 41,700			$ 123,300
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other current liabilities		Other current liabilities			Other current liabilities		Other current liabilities
Short term lease liability	$ 41,700		$ 41,700			$ 123,300
Canada
Lessee, Lease, Description [Line Items]
Office space (in square feet) | ft²			31,100	31,100		31,100	31,100
Lease term	2 years		2 years			2 years
Monthly rent			$ 14,000	$ 18,100		$ 14,300	$ 18,100
Related operating expenses			14,100	$ 18,200		14,300	$ 18,200
Massachusetts
Lessee, Lease, Description [Line Items]
Monthly rent			2,200			2,100
Pennsylvania
Lessee, Lease, Description [Line Items]
Monthly rent			$ 21,000			$ 18,400